Other non-financial liabilities	12 Months Ended
Mar. 31, 2026
Categories of non-current financial liabilities [abstract]
Other non-financial liabilities
21.
Other non-financial liabilities

	As at March 31,	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Non-current
Deferred government grant*	181	169	2
Provision for gratuity (refer Note 37)	265	446	5
Others	676	762	8
	1,122	1,377	15

Current
Deferred government grant*	11	11	0
Provision for gratuity (refer Note 37)	50	86	1
Provision for compensated absences	271	403	4
Advance from customers	1,240	1,639	17
Statutory dues payable	4,424	5,640	60
	5,996	7,779	83

*Movement in the deferred government grant is as below:

Opening balance	203	192	2
Released to the statement of profit or loss	(11)	(11)	(0)
Total	192	181	3